Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	513,792	72,396	56,244
Common stock, shares outstanding	513,262	71,865	55,713
Treasury stock, shares	531	531	531
Accumulated deficit reclassified to additional paid in capital in quasi-reorganization	$ 2,442	$ 2,442	$ 2,442
Convertible Series 1 Preferred Stock
Preferred stock, par value	$ 1,000	$ 1,000.00	$ 1,000.00
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	2,250	0
Preferred stock, shares outstanding	0	2,250	0
Preferred stock, liquidation preference	$ 0	$ 2,250,000	$ 0
Series 2 Convertible Preferred Stock
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares authorized	4,669	4,669
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, liquidation preference	$ 0	$ 0